CAMINO ROJO PROJECT LOAN	12 Months Ended
Dec. 31, 2020
CAMINO ROJO PROJECT LOAN
CAMINO ROJO PROJECT LOAN

11.CAMINO ROJO PROJECT LOAN

In December 2019, the Company entered into a loan agreement with Trinity Capital Partners Corporation (“Trinity Capital”) and certain other lenders with respect to a credit debt facility of US$125 million for the development of the Camino Rojo Oxide Gold Project (the “Credit Facility”).

The Credit Facility provides a total of US$125 million to the Company, available in three tranches, to be used for the development of the Camino Rojo project, funding a portion of the Layback Agreement (note 24(a)), and normal course corporate purposes. The first tranche of US$25 million was drawn down by the Company on December 18, 2019 upon execution of the definitive loan documentation.  The second tranche of US$50 million was drawn down on October 30, 2020.  The third tranche provides US$50 million is available for drawn down until April 30, 2021, available for drawdown after satisfaction of conditions precedent.

The Credit Facility is denominated in United States dollars, and bears interest at 8.80% per annum, payable quarterly commencing March 31, 2020, and is secured by all the assets of the Camino Rojo Project and the fixed assets of the Cerro Quema Project. The principal amount is due upon maturity at December 18, 2024, with no scheduled principal re-payments prior to maturity. The Company may prepay the loan, in full or in part, at any time during the term without penalty, by using cash flow from operations. The Credit Facility does not impose on the Company any mandatory requirements of hedging, production payments, offtake, streams, or royalties.

On December 18, 2019, the Company issued 32.5 million common share purchase warrants (with an exercise price of C$3.00 per warrant and expiry date of December 18, 2026) to the lenders in connection with the closing of the Credit Facility.

Commencing December 1, 2020, we capitalized the interest on this loan to mineral properties under development and construction.  During the year ended December 31, 2020, we capitalized $672,000 (2019 – $nil) (note 7).

		Transaction
	Loan advances	costs deducted	Net
At January 1, 2019	$—	$—	$—
Advances during the year	25,000	—	25,000
Cash transaction costs	—	3,158	(3,158)
Warrants issued to the lenders	—	8,968	(8,968)
Amortization of the transaction costs	—	(86)	86
Foreign exchange	—	(1)	1
At December 31, 2019	$25,000	$12,039	$12,961
Advances during the year	50,000	—	50,000
Cash transaction costs	—	2,475	(2,475)
Amortization of the transaction costs	—	(632)	632
Foreign exchange	—	422	(422)
At December 31, 2020	$75,000	$14,304	$60,696